Business Combination and Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination and Reverse Recapitalization [Abstract]
Schedule of Proceeds Raised and Issuance Costs

The following table summarizes the proceeds raised and issuance costs incurred related to the Business Combination on June 30, 2025:

Cash and Cash-Trust Account, net of redemptions	US$	1,467,432
Less: transaction costs and professional fees, paid directly from Trust Account		(678,546)
Net proceeds received from Trust and Cash Account	US$	788,886

Schedule of Impact to the Statement of Equity

The following table summarizes the impact to the Statement of Equity related to the Business Combination on June 30, 2025:

	Number of shares	Amount (US$)
Shares issued to SPAC public investors (at US$3.64 / share)	1,546,148	US$	5,627,979
Shares issued to SPAC sponsor and Maxim (at US$3.64 / share)	1,996,250		7,266,350
Shares issued to Advisor (at US$3.64 / share)	600,000		2,184,000
Shares issued to key executives, employees and consultants (at US$3.64 / share)	34,500,000		125,580,000
Business Combination equity issued			140,658,329
Cost of issuance			(5,741,905)
Business Combination equity issued, net of transaction costs		US$	134,916,424

Schedule of Expense Recognized

The following table displays the calculation of the listing expense recognized:

	Number of shares	Amount (US$)
Shares issued to SPAC public investors (at US$3.64 / share)	1,546,148		5,627,979
Shares issued to SPAC sponsor and Maxim (at US$3.64 / share)	1,996,250		7,266,350
Fair value of consideration			12,894,329
Fair value of JVSPAC Net Liabilities acquired			861,291
Excess of fair value of consolidation over JVSPAC’s net assets (IFRS 2 charge for listing service)		US$	13,755,620

Schedule of Ordinary Shares Outstanding,

Following the transaction, the Company had 234,152,398 ordinary shares outstanding, consisting of:

Number of shares
Shares issued to SPAC public investors	1,546,148
Shares issued to SPAC sponsor and Maxim	1,996,250
Shares issued to Advisor	600,000
Shares issued to executives, employees and consultants	34,500,000
Shares issued to former Hotel101 Global Shareholders	195,500,000
Initial shares of the Company	10,000
234,152,398

The number of shares issued by the Company to former Hotel101 Global shareholders was determined as follows:

	Legacy Shares	Shares after conversion ratio
Common Stock issued to former Hotel101 Global Shareholders	12,558,533	195,500,000